                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2003

Date of reporting period: September 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Securities performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

FUND REPORT

For the year ended September 30, 2003

MARKET OVERVIEW

The 12-month period ended September 30, 2003 was one of extreme volatility in the fixed income markets. During the first four months of the period, interest rates generally exhibited an upward trend. That pattern was strengthened in early January, when a decrease in initial unemployment claims and strong results in the Institute for Supply Management's purchasing manager survey seemed to indicate a return to solid growth. The yield on the benchmark five-year Treasury note rose from 2.56 percent at the end of September 2002 to 2.93 percent at the end of January 2003.

By late spring, however, fears had arisen about a return to recession and possibly even deflation. Consequently, the yield on the five-year Treasury note fell, briefly dropping below 2 percent in mid June. That same month, the Federal Open Market Committee lowered its key federal funds rate to 1 percent. Interest rates reversed course again during the summer as market participants once more sensed signs of a return to firm economic growth. The economic data were mixed during the final months of the period, and interest rates came down somewhat as investors tried to establish a new equilibrium.

Corporate bonds entered the period with unusually wide yield spreads, following a series of accounting scandals and several quarters of weak corporate financial results. These low valuations, coupled with expectations of economic recovery and signs of improved corporate profits, drew investors to the corporate market. Spreads had narrowed considerably by the end of the period, though they remained somewhat wide by historical standards. Lower-quality bonds generally outperformed their more conservative peers.

PERFORMANCE ANALYSIS

For the 12-month period ended September 30, 2003, the net asset value (NAV) of Morgan Stanley Income

Securities Inc. (ICB) increased from $16.13 to $17.42 per share. Based on this change plus the reinvestment of dividends totaling $0.93 per share, the Fund's total NAV return was 14.64 percent. ICB's value on the New York Stock Exchange
(NYSE) increased from $15.23 to $15.87 per share during the same period. Based on this change plus the reinvestment of dividends, ICB's total market return was
10.61 percent. ICB's share price was trading at an 8.9 percent discount to its NAV on September 30, 2003. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2003, declared in September, remained unchanged at $0.08 per share to reflect the Fund's current and projected earnings level.

The Fund's performance can be attributed to its heavy emphasis on corporate bonds. Performance was driven primarily by the Fund's holdings in BBB-rated securities, which posted the best absolute and relative returns of all investment-grade sectors for the period. Not surprisingly, the sectors that had the most difficulty during the preceding period typically posted the best results during this review period. Among those, our positions in utility and telecommunications-related securities contributed positively to performance.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Directors have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

   PORTFOLIO COMPOSITION
   Corporate Debt                                      94.4%
   Foreign Government Bonds                             4.9
   Short-Term investments                               0.7


   CREDIT ANALYSIS
   AAA                                                  2.0%
   AA                                                   1.7
   A                                                   15.5
   BBB                                                 67.0
   BB                                                  12.5
   B or Below                                           1.3

Subject to change daily. All percentages are as a percentage of total investments. Provided for information purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Corporate Bonds (92.1%)
            Aerospace & Defense (2.9%)
 $  655     Goodrich Corp. ...........................................   7.625%  12/15/12   $    754,877
    875     Lockheed Martin Corp. ....................................   8.20    12/01/09      1,083,288
  1,090     Lockheed Martin Corp. ....................................   8.50    12/01/29      1,458,032
  1,140     Raytheon Co. .............................................   8.20    03/01/06      1,290,078
    744     Systems 2001 Asset Trust - 144A*..........................   6.664   09/15/13        832,969
                                                                                            ------------
                                                                                               5,419,244
                                                                                            ------------
            Air Freight/Couriers (1.2%)
  2,000     FedEx Corp. ..............................................   7.25    02/15/11      2,316,236
                                                                                            ------------

            Airlines (0.8%)
  1,529     Continental Airlines, Inc. ...............................   6.90    01/02/18      1,476,842
                                                                                            ------------

            Apparel/Footwear Retail (0.3%)
    470     Gap, Inc. (The)...........................................  10.55    12/15/08        565,175
                                                                                            ------------

            Auto Parts: O.E.M. (0.5%)
    425     ArvinMeritor, Inc. .......................................   6.625   06/15/07        418,625
    555     ArvinMeritor, Inc. .......................................   8.75    03/01/12        581,363
                                                                                            ------------
                                                                                                 999,988
                                                                                            ------------
            Beverages: Alcoholic (0.5%)
    835     Miller Brewing Co. - 144A*................................   4.25    08/15/08        857,871
                                                                                            ------------

            Broadcasting (0.9%)
  1,430     Clear Channel Communications, Inc. .......................   7.65    09/15/10      1,695,301
                                                                                            ------------

            Cable/Satellite TV (4.9%)
  1,420     Comcast Cable Communications Inc. ........................   6.75    01/30/11      1,601,333
  1,400     Comcast Cable Communications Inc. ........................   7.125   06/15/13      1,611,197
    985     Comcast Cable Communications Inc. ........................   8.375   05/01/07      1,153,006
  1,700     Comcast Corp. ............................................   6.50    01/15/15      1,872,934
    680     Echostar DBS Corp. .......................................   9.375   02/01/09        725,050
    650     Echostar DBS Corp. - 144A*................................   6.375   10/01/11        650,000
  1,325     Liberty Media Corp. ......................................   5.70    05/15/13      1,322,965
    390     TCI Communications, Inc. .................................   7.875   02/15/26        461,525
                                                                                            ------------
                                                                                               9,398,010
                                                                                            ------------

4
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Casino/Gaming (3.0%)
 $1,840     Harrah's Operating Co., Inc. .............................   8.00%   02/01/11   $  2,179,487
  1,045     MGM Mirage Inc. ..........................................   8.50    09/15/10      1,175,625
  1,955     Park Place Entertainment Corp. ...........................   7.50    09/01/09      2,096,737
    255     Station Casinos, Inc. ....................................   8.375   02/15/08        275,081
                                                                                            ------------
                                                                                               5,726,930
                                                                                            ------------
            Chemicals: Specialty (0.1%)
     50     FMC Corp. ................................................  10.25    11/01/09         57,000
    165     Millennium America, Inc. .................................   9.25    06/15/08        171,187
                                                                                            ------------
                                                                                                 228,187
                                                                                            ------------
            Containers/Packaging (1.3%)
    535     Owens-Brockway Glass Containers Corp. ....................   7.75    05/15/11        553,725
    525     Owens-Brockway Glass Containers Corp. ....................   8.75    11/15/12        563,063
    505     Packaging Corp of America - 144A*.........................   5.75    08/01/13        512,895
    770     Sealed Air Corp - 144A*...................................   5.625   07/15/13        780,017
                                                                                            ------------
                                                                                               2,409,700
                                                                                            ------------
            Department Stores (2.3%)
  2,800     Federated Department Stores, Inc. ........................   6.625   09/01/08      3,182,099
    610     May Department Stores Co., Inc. ..........................   5.95    11/01/08        671,137
    265     May Department Stores Co., Inc. ..........................   6.70    09/15/28        280,320
    165     May Department Stores Co., Inc. ..........................   6.90    01/15/32        179,992
                                                                                            ------------
                                                                                               4,313,548
                                                                                            ------------
            Electric Utilities (7.8%)
    645     Appalachian Power Co. (Series H)..........................   5.95    05/15/33        615,956
    530     Cincinnati Gas & Electric Co. ............................   5.70    09/15/12        563,202
    365     Cincinnati Gas & Electric Co. (Series A)..................   5.40    06/15/33        335,381
    290     Cincinnati Gas & Electric Co. (Series B)..................   5.375   06/15/33        265,466
    805     Columbus Southern Power Co.- 144A*........................   6.60    03/01/33        861,480
    625     Constellation Energy Group, Inc. .........................   7.60    04/01/32        732,873
  1,775     Consumers Energy Co. - 144A*..............................   4.00    05/15/10      1,710,914
     90     Consumers Energy Co. - 144A*..............................   4.80    02/17/09         92,300
    195     Consumers Energy Co. - 144A*..............................   5.375   04/15/13        195,189
    835     Duquesne Light Co. .......................................   6.70    04/15/12        942,789
    980     Exelon Corp. .............................................   6.75    05/01/11      1,108,793
  1,505     FirstEnergy Corp. (Series B)..............................   6.45    11/15/11      1,570,468
    455     FirstEnergy Corp. (Series C)..............................   7.375   11/15/31        465,770
    280     Florida Power & Light Co. ................................   4.85    02/01/13        287,088
    215     Indianapolis Power & Light Co. - 144A*....................   6.30    07/01/13        220,499
    380     Monongahela Power Co. ....................................   5.00    10/01/06        380,950
    635     Ohio Edison Co. - 144A*...................................   5.45    05/01/15        619,712

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $  675     Ohio Power Co. - 144A*....................................   6.60%   02/15/33   $    721,385
    600     PSEG Energy Holdings......................................   8.625   02/15/08        610,500
  1,080     PSEG Energy Holdings......................................   9.125   02/10/04      1,090,800
  1,075     TXU Energy Co. - 144A*....................................   7.00    03/15/13      1,168,609
     55     Wisconsin Electric Power Co. .............................   5.625   05/15/33         54,497
    270     Wisconsin Energy Corp. ...................................   6.20    04/01/33        277,918
                                                                                            ------------
                                                                                              14,892,539
                                                                                            ------------
            Electronic Distributors (0.5%)
    820     Arrow Electronics, Inc. ..................................   6.875   07/01/13        827,688
    190     Arrow Electronics, Inc. ..................................   6.875   06/01/18        187,137
                                                                                            ------------
                                                                                               1,014,825
                                                                                            ------------
            Electronic Equipment/Instruments (0.4%)
    755     Xerox Corp. ..............................................   7.125   06/15/10        749,338
                                                                                            ------------

            Environmental Services (2.1%)
    310     Allied Waste North America, Inc. .........................   8.50    12/01/08        334,800
    715     Republic Services Inc. ...................................   6.75    08/15/11        804,000
  2,230     USA Waste Services, Inc. .................................   7.125   10/01/07      2,505,035
    235     Waste Management, Inc. ...................................   7.375   05/15/29        268,864
                                                                                            ------------
                                                                                               3,912,699
                                                                                            ------------
            Finance/Rental/Leasing (4.9%)
  3,520     Ford Motor Credit Co. ....................................   7.25    10/25/11      3,673,468
  1,395     Ford Motor Credit Co. ....................................   7.375   10/28/09      1,486,935
    900     Hertz Corp. ..............................................   7.625   08/15/07        979,378
    350     MBNA America Bank NA......................................   7.125   11/15/12        401,446
  1,810     MBNA Corp. ...............................................   6.125   03/01/13      1,934,977
    800     Newcourt Credit Group Inc. ...............................   6.875   02/16/05        854,114
                                                                                            ------------
                                                                                               9,330,318
                                                                                            ------------
            Financial Conglomerates (5.4%)
    615     Boeing Capital Corp. .....................................   5.80    01/15/13        643,008
    495     Boeing Capital Corp. .....................................   6.10    03/01/11        532,604
    210     Boeing Capital Corp. .....................................   6.50    02/15/12        230,207
    675     General Motors Acceptance Corp. ..........................   4.50    07/15/06        689,368
  4,120     General Motors Acceptance Corp. ..........................   6.875   09/15/11      4,276,572
  2,395     General Motors Acceptance Corp. ..........................   8.00    11/01/31      2,460,096
  1,120     Prudential Holdings, LLC (Series C)  - 144A*..............   8.695   12/18/23      1,374,822
                                                                                            ------------
                                                                                              10,206,677
                                                                                            ------------

6
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Food Retail (1.4%)
 $2,060     Kroger Co. ...............................................   7.50%   04/01/31   $  2,429,756
    190     Kroger Co. ...............................................   7.70    06/01/29        226,349
                                                                                            ------------
                                                                                               2,656,105
                                                                                            ------------
            Food: Major Diversified (0.2%)
    410     Kraft Foods Inc. .........................................   6.25    06/01/12        449,562
                                                                                            ------------

            Food: Meat/Fish/Dairy (0.7%)
  1,190     Smithfield Foods Inc. ....................................   8.00    10/15/09      1,297,100
     95     Smithfield Foods Inc. - 144A*.............................   7.75    05/15/13        101,888
                                                                                            ------------
                                                                                               1,398,988
                                                                                            ------------
            Forest Products (1.7%)
  2,945     Weyerhaeuser Co. .........................................   6.75    03/15/12      3,276,274
                                                                                            ------------

            Gas Distributors (0.7%)
    585     Nisource Finance Corp. ...................................   7.625   11/15/05        646,922
    109     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)....   7.628   09/15/06        116,055
    440     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)....   8.294   03/15/14        514,800
                                                                                            ------------
                                                                                               1,277,777
                                                                                            ------------
            Home Building (1.6%)
    630     Centex Corp. .............................................   7.875   02/01/11        745,700
    685     D.R. Horton, Inc. ........................................   6.875   05/01/13        688,425
    640     Pulte Homes, Inc. ........................................   6.375   05/15/33        614,103
    900     Pulte Homes, Inc. ........................................   7.875   08/01/11      1,064,766
                                                                                            ------------
                                                                                               3,112,994
                                                                                            ------------
            Home Furnishings (0.4%)
    600     Mohawk Industries Inc. ...................................   7.20    04/15/12        682,283
                                                                                            ------------

            Hospital/Nursing Management (3.3%)
  1,475     Columbia/HCA Healthcare Corp. ............................   7.19    11/15/15      1,566,934
     85     Columbia/HCA Healthcare Corp. ............................   9.00    12/15/14        101,836
    640     HCA Inc. .................................................   6.30    10/01/12        652,303
    910     Manor Care, Inc. .........................................   8.00    03/01/08      1,019,200
  2,214     Tenet Healthcare Corp. ...................................   6.875   11/15/31      2,003,670
    860     Tenet Healthcare Corp. ...................................   7.375   02/01/13        866,450
                                                                                            ------------
                                                                                               6,210,393
                                                                                            ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Hotels/Resorts/Cruiselines (2.9%)
 $1,370     Hilton Hotels Corp. ......................................   7.625%  12/01/12   $  1,496,725
  1,140     Hyatt Equities LLC - 144A*................................   6.875   06/15/07      1,205,209
    545     Marriott International, Inc. (Series D)...................   8.125   04/01/05        593,801
    285     Marriott International, Inc. (Series E)...................   7.00    01/15/08        322,865
    310     Starwood Hotels & Resorts Worldwide, Inc. ................   7.375   05/01/07        332,475
  1,455     Starwood Hotels & Resorts Worldwide, Inc. ................   7.875   05/01/12      1,593,225
                                                                                            ------------
                                                                                               5,544,300
                                                                                            ------------
            Industrial Conglomerates (0.8%)
    730     Hutchison Whampoa International Ltd. - 144A* (Virgin
              Islands)................................................   6.50    02/13/13        759,496
    150     Tyco International Group S.A. (Luxembourg)................   5.80    08/01/06        155,625
    520     Tyco International Group S.A. (Luxembourg)................   6.375   10/15/11        536,250
     55     Tyco International Group S.A. (Luxembourg)................   6.75    02/15/11         58,025
                                                                                            ------------
                                                                                               1,509,396
                                                                                            ------------
            Industrial Machinery (0.6%)
  1,120     Kennametal Inc. ..........................................   7.20    06/15/12      1,210,709
                                                                                            ------------

            Information Technology Services (0.7%)
    520     Electronic Data Systems Corp. ............................   7.125   10/15/09        543,400
    885     Electronic Data Systems Corp. - 144A*.....................   6.00    08/01/13        850,653
                                                                                            ------------
                                                                                               1,394,053
                                                                                            ------------
            Integrated Oil (1.2%)
  2,025     Amerada Hess Corp. .......................................   7.875   10/01/29      2,305,120
                                                                                            ------------

            Major Telecommunications (6.0%)
  3,220     AT&T Corp. ...............................................   8.50    11/15/31      3,812,390
  1,460     Deutsche Telekom International Finance Corp.
              (Netherlands)...........................................   8.75    06/15/30      1,852,014
  1,495     GTE Corp. ................................................   6.94    04/15/28      1,606,419
  1,720     Sprint Capital Corp. .....................................   8.375   03/15/12      2,028,874
    400     Verizon Global Funding Corp. .............................   7.75    12/01/30        480,482
  1,515     Verizon New England Inc. .................................   6.50    09/15/11      1,705,885
                                                                                            ------------
                                                                                              11,486,064
                                                                                            ------------
            Managed Health Care (2.6%)
  1,900     Aetna, Inc. ..............................................   7.875   03/01/11      2,269,998
    640     Cigna Corp. ..............................................   6.375   10/15/11        689,546
  1,560     Health Net, Inc. .........................................   8.375   04/15/11      1,882,967
                                                                                            ------------
                                                                                               4,842,511
                                                                                            ------------

8
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Media Conglomerates (2.9%)
 $2,320     AOL Time Warner Inc. .....................................   6.875%  05/01/12   $  2,603,105
  2,160     AOL Time Warner Inc. .....................................   7.625   04/15/31      2,455,218
    410     AOL Time Warner Inc. .....................................   7.70    05/01/32        470,716
     40     Time Warner, Inc. ........................................   6.625   05/15/29         40,681
                                                                                            ------------
                                                                                               5,569,720
                                                                                            ------------
            Medical Distributors (0.3%)
    555     AmerisourceBergen Corp. ..................................   8.125   09/01/08        602,175
                                                                                            ------------

            Miscellaneous Commercial Services (0.4%)
    245     Iron Mountain Inc. .......................................   6.625   01/01/16        232,138
    487     Iron Mountain Inc. .......................................   7.75    01/15/15        502,828
                                                                                            ------------
                                                                                                 734,966
                                                                                            ------------
            Motor Vehicles (2.4%)
    750     DaimlerChrysler North American Holdings Co. ..............   8.00    06/15/10        873,981
    480     DaimlerChrysler North American Holdings Co. ..............   8.50    01/18/31        561,116
    425     Ford Motor Co. ...........................................   7.45    07/16/31        391,950
  2,600     Ford Motor Co. ...........................................   8.875   11/15/22      2,669,922
                                                                                            ------------
                                                                                               4,496,969
                                                                                            ------------
            Multi-Line Insurance (2.5%)
  1,485     Farmers Exchange Capital - 144A*..........................   7.05    07/15/28      1,389,670
  1,580     Farmers Insurance Capital - 144A*.........................   8.625   05/01/24      1,611,600
  1,125     Nationwide Mutual Insurance Co. - 144A*...................   7.50    02/15/24      1,175,099
    480     Nationwide Mutual Insurance Co. - 144A*...................   8.25    12/01/31        572,224
                                                                                            ------------
                                                                                               4,748,593
                                                                                            ------------
            Oil & Gas Pipelines (1.2%)
    555     GulfTerra Energy Partners, L.P. ..........................   8.50    06/01/10        598,013
    950     GulfTerra Energy Partners, L.P. - 144A*...................   6.25    06/01/10        945,250
    570     Texas Eastern Transmission, L.P. .........................   7.00    07/15/32        631,612
                                                                                            ------------
                                                                                               2,174,875
                                                                                            ------------
            Oil & Gas Production (1.8%)
     85     Devon Financing Corp. ....................................   6.875   09/30/11         97,565
    245     Kerr-McGee Corp. .........................................   5.875   09/15/06        265,607
    470     Kerr-McGee Corp. .........................................   6.875   09/15/11        532,927
  1,340     Pemex Project Funding Master Trust........................   8.00    11/15/11      1,514,200
     75     Pemex Project Funding Master Trust........................   8.625   02/01/22         83,625
    910     Vintage Petroleum, Inc. ..................................   7.875   05/15/11        944,125
                                                                                            ------------
                                                                                               3,438,049
                                                                                            ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Oil Refining/Marketing (0.8%)
 $  365     Ashland Inc. .............................................   7.83%   08/15/05   $    394,896
  1,015     Marathon Oil Corp. .......................................   6.80    03/15/32      1,104,530
                                                                                            ------------
                                                                                               1,499,426
                                                                                            ------------
            Oilfield Services/Equipment (0.2%)
    370     Key Energy Services, Inc. ................................   6.375   05/01/13        369,075
                                                                                            ------------

            Other Consumer Services (1.5%)
  1,120     Cendant Corp. ............................................   7.125   03/15/15      1,272,049
  1,385     Cendant Corp. ............................................   7.375   01/15/13      1,596,721
                                                                                            ------------
                                                                                               2,868,770
                                                                                            ------------
            Other Metals/Minerals (1.4%)
  1,660     Inco Ltd. (Canada)........................................   7.20    09/15/32      1,812,934
    720     Inco Ltd. (Canada)........................................   7.75    05/15/12        852,197
                                                                                            ------------
                                                                                               2,665,131
                                                                                            ------------
            Publishing: Newspapers (1.9%)
    140     News America Holdings Inc. ...............................   7.75    01/20/24        163,414
  3,000     News America Inc. ........................................   7.25    05/18/18      3,481,230
                                                                                            ------------
                                                                                               3,644,644
                                                                                            ------------
            Pulp & Paper (3.4%)
  1,225     Abitibi-Consolidated Inc. (Canada)........................   8.55    08/01/10      1,337,569
    485     Abitibi-Consolidated Inc. (Canada)........................   8.85    08/01/30        506,055
  1,680     Bowater Canada Finance (Canada)...........................   7.95    11/15/11      1,731,292
  1,395     International Paper Co. ..................................   5.85    10/30/12      1,484,782
    865     MeadWestVaco Corp. .......................................   6.85    04/01/12        974,331
    455     Sappi Papier Holding AG - 144A* (Austria).................   6.75    06/15/12        504,142
                                                                                            ------------
                                                                                               6,538,171
                                                                                            ------------
            Real Estate Development (0.6%)
    855     World Financial Properties - 144A*........................   6.91    09/01/13        954,918
    236     World Financial Properties - 144A*........................   6.95    09/01/13        263,720
                                                                                            ------------
                                                                                               1,218,638
                                                                                            ------------
            Real Estate Investment Trusts (2.8%)
  1,615     EOP Operating LP..........................................   6.763   06/15/07      1,807,140
    100     iStar Financial Inc. .....................................   7.00    03/15/08        104,000
    665     iStar Financial Inc. .....................................   8.75    08/15/08        744,800
    110     Simon Property Group L.P. ................................   6.35    08/28/12        120,399

10
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $1,600     Simon Property Group L.P. ................................   6.375%  11/15/07   $  1,779,957
    715     Vornado Realty Trust......................................   5.625   06/15/07        762,956
                                                                                            ------------
                                                                                               5,319,252
                                                                                            ------------
            Savings Banks (0.5%)
    760     Washington Mutual Inc. ...................................   8.25    04/01/10        925,376
                                                                                            ------------

            Services to the Health Industry (0.2%)
    175     Medco Health Solutions, Inc. .............................   7.25    08/15/13        186,528
    235     Omnicare, Inc. ...........................................   6.125   06/01/13        230,300
                                                                                            ------------
                                                                                                 416,828
                                                                                            ------------
            Specialty Stores (0.4%)
    750     Toys "R" Us, Inc. ........................................   7.375   10/15/18        769,499
                                                                                            ------------

            Tobacco (0.8%)
  1,450     Altria Group, Inc. .......................................   7.75    01/15/27      1,514,163
                                                                                            ------------

            Wireless Telecommunications (1.5%)
    330     AT&T Wireless Services, Inc. .............................   7.875   03/01/11        384,137
  2,015     AT&T Wireless Services, Inc. .............................   8.75    03/01/31      2,492,231
                                                                                            ------------
                                                                                               2,876,368
                                                                                            ------------
            Total Corporate Bonds (Cost $163,696,930)....................................    175,260,645
                                                                                            ------------
            Foreign Government Obligations (4.8%)
     60     Petro-Canada..............................................   4.00    07/15/13         56,418
  1,150     Petro-Canada..............................................   5.35    07/15/33      1,048,647
  3,000     Israel (State of).........................................   7.25    12/15/28      3,262,101
    590     United Mexican States (Mexico)............................   8.30    08/15/31        669,945
  3,395     United Mexican States (Mexico)............................   8.375   01/14/11      4,040,050
                                                                                            ------------
            Total Foreign Government Obligations (Cost $8,175,647).......................      9,077,161
                                                                                            ------------
            Short-Term Investments (0.7%)
            U.S. Government Obligation (a) (0.4%)
    700     U.S. Treasury Bill** (Cost $696,578)......................   1.02    03/25/04        696,509
                                                                                            ------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Repurchase Agreement (0.3%)
 $  621     Joint repurchase agreement account (dated 09/30/03;
              proceeds $621,019) (b) (Cost $621,000)..................   1.085%  10/01/03   $    621,000
                                                                                            ------------
            Total Short-Term Investments (Cost $1,317,578)...............................      1,317,509
                                                                                            ------------

            Total Investments (Cost $173,190,155) (c)(d).......................    97.6%     185,655,315

            Other Assets in Excess of Liabilities..............................     2.4        4,647,128
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $190,302,443
                                                                                  =====     ============

---------------------

     *   Resale is restricted to qualified institutional investors.
    ** Security is segregated in connection with open futures contracts.
    (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b) Collateralized by federal agency and U.S. Treasury obligations.
    (c) Securities have been designated as collateral in an amount equal to $696,509 in connection with open futures contracts.
    (d) The aggregate cost for federal income tax purposes is $173,591,498. The aggregate gross unrealized appreciation is $12,946,537 and the aggregate gross unrealized depreciation is $882,720, resulting in net unrealized appreciation of $12,063,817.

Futures Contracts Open at September 30, 2003:

                                                                              UNREALIZED
NUMBER OF                 DESCRIPTION/DELIVERY       UNDERLYING FACE         APPRECIATION
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE        (DEPRECIATION)
---------   ----------   ----------------------  ------------------------   --------------
    82         Short      U.S. Treasury Bonds          $ (9,196,813)         $  (503,765)
                             December 2003
    10         Long      U.S. Treasury Notes 5            1,134,688               22,160
                          Year, December 2003
   320         Short     U.S. Treasury Notes 10         (36,680,000)          (1,248,702)
                          Year, December 2003
                                                                             -----------
                         Net Unrealized Depreciation.....................    $(1,730,307)
                                                                             ===========

12
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2003

Assets:
Investments in securities, at value
  (cost $173,190,155).......................................  $185,655,315
Receivable for:
    Interest................................................     3,289,704
    Investments sold........................................     3,265,258
Prepaid expenses and other assets...........................        10,631
                                                              ------------
    Total Assets............................................   192,220,908
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,147,183
    Variation margin........................................       500,813
    Investment management fee...............................        82,286
    Capital stock repurchased...............................        60,226
Accrued expenses and other payables.........................       127,957
                                                              ------------
    Total Liabilities.......................................     1,918,465
                                                              ------------
    Net Assets..............................................  $190,302,443
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $201,427,246
Net unrealized appreciation.................................    10,734,853
Accumulated undistributed net investment income.............       323,587
Accumulated net realized loss...............................   (22,183,243)
                                                              ------------
    Net Assets..............................................  $190,302,443
                                                              ============
Net Asset Value Per Share,
10,922,518 shares outstanding (15,000,000 shares authorized
of $.01 par value)..........................................        $17.42
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended September 30, 2003

Net Investment Income:
Interest Income.............................................  $12,067,487
                                                              -----------
Expenses
Investment management fee...................................      932,037
Transfer agent fees and expenses............................      161,996
Professional fees...........................................       49,716
Shareholder reports and notices.............................       37,876
Directors' fees and expenses................................       19,780
Registration fees...........................................       18,966
Custodian fees..............................................        8,811
Other.......................................................       14,762
                                                              -----------
    Total Expenses..........................................    1,243,944
                                                              -----------
    Net Investment Income...................................   10,823,543
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
  Investments...............................................    3,050,788
  Futures contracts.........................................   (1,104,687)
                                                              -----------
    Net Realized Gain.......................................    1,946,101
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments...............................................   11,904,576
  Futures contracts.........................................     (483,461)
                                                              -----------
    Net Appreciation........................................   11,421,115
                                                              -----------
    Net Gain................................................   13,367,216
                                                              -----------
Net Increase................................................  $24,190,759
                                                              ===========

14
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              SEPTEMBER 30, 2003   SEPTEMBER 30, 2002
                                                              ------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $ 10,823,543         $ 11,894,279
Net realized gain (loss)....................................        1,946,101          (11,115,609)
Net change in unrealized appreciation/depreciation..........       11,421,115            1,130,584
                                                                 ------------         ------------
    Net Increase............................................       24,190,759            1,909,254
                                                                 ------------         ------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................      (10,354,979)         (12,776,488)
Paid-in-capital.............................................        --                    (170,765)
                                                                 ------------         ------------
    Total Dividends and Distributions.......................      (10,354,979)         (12,947,253)
                                                                 ------------         ------------

Decrease from capital stock transactions....................       (5,993,886)          (1,364,692)
                                                                 ------------         ------------
    Net Increase (Decrease).................................        7,841,894          (12,402,691)
Net Assets:
Beginning of period.........................................      182,460,549          194,863,240
                                                                 ------------         ------------
End of Period
(Including accumulated undistributed net investment income
of $323,587 and dividends in excess of net investment income
of $189,696, respectively)..................................     $190,302,443         $182,460,549
                                                                 ============         ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003

1. Organization and Accounting Policies

Morgan Stanley Income Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the last reported bid price; (2) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest bid price does not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 continued

securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended September 30, 2003 aggregated $107,691,516 and $100,241,806, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $2,071,127, and $2,358,726, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At September 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $16,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $7,381. At

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 continued

September 30, 2003, the Fund had an accrued pension liability of $59,447 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Capital Stock

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2001.................................  11,395,818   $113,956    $215,498,308
Treasury shares purchased and retired (weighted average
  discount 5.16%)*..........................................     (86,800)      (868)     (1,363,824)
Distribution from paid-in-capital...........................      --          --           (170,765)
                                                              ----------   --------    ------------
Balance, September 30, 2002.................................  11,309,018    113,088     213,963,719
Treasury shares purchased and retired (weighted average
  discount 7.46%)*..........................................    (386,500)    (3,865)     (5,990,021)
Reclassification due to permanent book/tax differences......      --          --         (6,655,675)
                                                              ----------   --------    ------------
Balance, September 30, 2003.................................  10,922,518   $109,223    $201,318,023
                                                              ==========   ========    ============

---------------------
   * The Directors have voted to retire the shares purchased.

5. Dividends

On September 23, 2003, the Fund declared the following dividends from net investment income:

 AMOUNT                       RECORD                          PAYABLE
PER SHARE                      DATE                            DATE
---------                ----------------                -----------------
  $0.08                  October 3, 2003                 October 17, 2003
  $0.08                  November 7, 2003                November 21, 2003
  $0.08                  December 5, 2003                December 19, 2003

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve element of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At September 30, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              SEPTEMBER 30, 2003   SEPTEMBER 30, 2002
                                                              ------------------   ------------------
Ordinary income.............................................     $10,354,979          $12,833,504
Long-term capital gains.....................................        --                   --
Paid-in capital.............................................        --                    113,749
                                                                 -----------          -----------
Total distributions.........................................     $10,354,979          $12,947,253
                                                                 ===========          ===========

As of September 30, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income...............................  $    737,521
Undistributed long-term gains...............................       --
                                                              ------------
Net accumulated earnings....................................       737,521
Capital loss carryforward*..................................   (23,866,694)
Temporary differences.......................................       (59,447)
Net unrealized appreciation.................................    12,063,817
                                                              ------------
Total accumulated losses....................................  $(11,124,803)
                                                              ============

* As of September 30, 2003, the Fund had a net capital loss carryforward of $23,866,694 of which $2,634,142 will expire on September 30, 2004, $1,998,583 will expire on September 30, 2009, $9,696,127 will expire on September 30, 2010 and $9,537,842 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $6,655,675, accumulated net realized loss was credited $6,610,956 and accumulated undistributed net investment income was credited $44,719.

Morgan Stanley Income Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                               FOR THE YEAR ENDED SEPTEMBER 30
                                                            ---------------------------------------------------------------------
                                                              2003           2002           2001           2000           1999
                                                            ---------      ---------      ---------      ---------      ---------

Selected Per Share Data:

Net asset value, beginning of period......................    $16.13         $17.10         $16.83         $17.51         $19.04
                                                              ------         ------         ------         ------         ------

Income (loss) from investment operations:
    Net investment income.................................      0.97*          1.05*          1.28*          1.33*          1.34
    Net realized and unrealized gain (loss)...............      1.21          (0.89)          0.31          (0.72)         (1.55)
                                                              ------         ------         ------         ------         ------

Total income (loss) from investment operations............      2.18           0.16           1.59           0.61          (0.21)
                                                              ------         ------         ------         ------         ------

Less dividends and distributions from:
    Net investment income.................................     (0.93)         (1.12)         (1.32)         (1.34)         (1.32)
    Paid-in-capital.......................................        --          (0.02)            --             --             --
                                                              ------         ------         ------         ------         ------

Total dividends and distributions.........................     (0.93)         (1.14)         (1.32)         (1.34)         (1.32)
                                                              ------         ------         ------         ------         ------

Anti-dilutive effect of acquiring treasury shares*........      0.04           0.01             --           0.05             --
                                                              ------         ------         ------         ------         ------

Net asset value, end of period............................    $17.42         $16.13         $17.10         $16.83         $17.51
                                                              ======         ======         ======         ======         ======

Market value, end of period...............................    $15.87         $15.23         $17.00         $16.06         $16.31
                                                              ======         ======         ======         ======         ======

Total Return+.............................................     10.61%         (3.89)%        14.07%          7.17%         (1.04)%

Ratios to Average Net Assets:
Expenses..................................................      0.67%          0.66%          0.67%          0.65%          0.66%

Net investment income.....................................      5.81%          6.28%          7.53%          7.89%          7.39%

Supplemental Data:
Net assets, end of period, in thousands...................  $190,302       $182,461       $194,863       $192,131       $206,782

Portfolio turnover rate...................................        56%            62%           105%            26%            38%

---------------------

    * The per share amounts were computed using an average number of shares outstanding during the period.
    + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.

20
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Morgan Stanley Income Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Income Securities Inc. (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Income Securities Inc. as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 14, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

         Of the Fund's ordinary income dividends paid during the fiscal year ended September 30, 2003, 0.21% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION

Independent Directors:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
        Independent Director           Registrant    Time Served*           Past 5 Years**           Director***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (62)                     Director     Since April     Retired; Director or Trustee         216
c/o Mayer, Brown, Rowe & Maw LLP                    1994            of the Retail Funds and TCW/DW
Counsel to the Independent Directors                                Term Trust 2003 (since April
1675 Broadway                                                       1994) and the Institutional
New York, NY                                                        Funds (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation (December
                                                                    1998-October 2000), Chairman
                                                                    and Chief Executive Officer of
                                                                    Levitz Furniture Corporation
                                                                    (November 1995-November 1998)
                                                                    and President and Chief
                                                                    Executive Officer of Hills
                                                                    Department Stores (May 1991-
                                                                    July 1995); formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and Chief
                                                                    Operating Officer (1987-1991)
                                                                    of the Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Edwin J. Garn (70)                     Director     Since January   Director or Trustee of the           216
c/o Summit Ventures LLC                             1993            Retail Funds and TCW/DW Term
1 Utah Center                                                       Trust 2003 (since January
201 S. Main Street                                                  1993) and the Institutional
Salt Lake City, UT                                                  Funds (since July 2003);
                                                                    member of the Utah Regional
                                                                    Advisory Board of Pacific
                                                                    Corp.; formerly United States
                                                                    Senator (R-Utah) (1974-1992)
                                                                    and Chairman, Senate Banking
                                                                    Committee (1980-1986), Mayor
                                                                    of Salt Lake City, Utah
                                                                    (1971-1974), Astronaut, Space
                                                                    Shuttle Discovery (April
                                                                    12-19, 1985), and Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (69)                   Director     Since           Retired; Director or Trustee         216
c/o Mayer, Brown, Rowe & Maw LLP                    September 1997  of the Retail Funds and TCW/DW
Counsel to the Independent Directors                                Term Trust 2003; (Since
1675 Broadway                                                       September 1997) and the
New York, NY                                                        Institutional Funds (since
                                                                    July 2003); formerly
                                                                    associated with the Allstate
                                                                    Companies (1966-1994), most
                                                                    recently as Chairman of The
                                                                    Allstate Corporation (March
                                                                    1993-December 1994) and
                                                                    Chairman and Chief Executive
                                                                    Officer of its wholly-owned
                                                                    subsidiary, Allstate Insurance
                                                                    Company (July 1989-December
                                                                    1994).


      Name, Age and Address of          Other Directorships Held by
        Independent Director                      Director
-------------------------------------  ------------------------------
Michael Bozic (62)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw LLP       Corporation.
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (70)                     Director of Franklin Covey
c/o Summit Ventures LLC                (time management systems), BMW
1 Utah Center                          Bank of North America, Inc.
201 S. Main Street                     (industrial loan corporation),
Salt Lake City, UT                     United Space Alliance (joint
                                       venture between Lockheed
                                       Martin and the Boeing Company)
                                       and Nuskin Asia Pacific
                                       (multilevel marketing); member
                                       of the board of various civic
                                       and charitable organizations.

Wayne E. Hedien (69)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw LLP       (private mortgage insurance);
Counsel to the Independent Directors   Trustee and Vice Chairman of
1675 Broadway                          The Field Museum of Natural
New York, NY                           History; director of various
                                       other business and charitable
                                       organizations.

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
        Independent Director           Registrant    Time Served*           Past 5 Years**           Director***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (54)             Director     Since July      Chairman of the Audit                216
c/o Johnson Smick International, Inc.               1991            Committee and Director or
2099 Pennsylvania Avenue, N.W.                                      Trustee of the Retail Funds
Suite 950                                                           and TCW/DW Term Trust 2003
Washington, D.C.                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2003); Senior Partner,
                                                                    Johnson Smick International,
                                                                    Inc., a consulting firm;
                                                                    Co-Chairman and a founder of
                                                                    the Group of Seven Council
                                                                    (G7C), an international
                                                                    economic commission; formerly
                                                                    Vice Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (61)                  Director     Since July      Deputy Chairman of the Audit         217
PMB754                                              2003            Committee and Director or
23852 Pacific Coast Highway                                         Trustee of the Retail Funds
Malibu, CA                                                          and TCW/DW Term Trust 2003
                                                                    (since July 2003) and the
                                                                    Institutional Funds (since
                                                                    August 1994); previously
                                                                    Chairman of the Audit
                                                                    Committee of the Institutional
                                                                    Funds (October 2001-July
                                                                    2003); President, Kearns &
                                                                    Associates LLC (investment
                                                                    consulting); formerly CFO of
                                                                    the J. Paul Getty Trust.

Michael E. Nugent (67)                 Director     Since July      Chairman of the Insurance            216
c/o Triumph Capital, L.P.                           1991            Committee and Director or
445 Park Avenue                                                     Trustee of the Retail Funds
New York, NY                                                        and TCW/DW Term Trust 2003
                                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2001); General Partner of
                                                                    Triumph Capital, L.P., a
                                                                    private investment
                                                                    partnership; formerly Vice
                                                                    President, Bankers Trust
                                                                    Company and BT Capital
                                                                    Corporation (1984-1988).

Fergus Reid (71)                       Director     Since July      Chairman of the Governance           217
85 Charles Colman Blvd.                             2003            Committee and Director or
Pawling, NY                                                         Trustee of the Retail Funds
                                                                    and TCW/DW Term Trust 2003
                                                                    (since July 2003) and the
                                                                    Institutional Funds (since
                                                                    June 1992); Chairman of
                                                                    Lumelite Plastics Corporation.


      Name, Age and Address of          Other Directorships Held by
        Independent Director                      Director
-------------------------------------  ------------------------------
Dr. Manuel H. Johnson (54)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and
2099 Pennsylvania Avenue, N.W.         Trustee of the Financial
Suite 950                              Accounting Foundation
Washington, D.C.                       (oversight organization of the
                                       Financial Accounting Standards
                                       Board); Director of RBS
                                       Greenwich Capital Holdings
                                       (financial holding company).

Joseph J. Kearns (61)                  Director of Electro Rent
PMB754                                 Corporation (equipment
23852 Pacific Coast Highway            leasing), The Ford Family
Malibu, CA                             Foundation, and the UCLA
                                       Foundation.

Michael E. Nugent (67)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
445 Park Avenue
New York, NY

Fergus Reid (71)                       Trustee and Director of
85 Charles Colman Blvd.                certain investment companies
Pawling, NY                            in the JPMorgan Funds complex
                                       managed by JP Morgan
                                       Investment Management Inc.

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued

Interested Directors:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
        Interested Directors           Registrant    Time Served*           Past 5 Years**           Director***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (70)            Chairman of  Since July      Chairman and Director or             216
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and                          and TCW/DW Term Trust 2003
Plaza Two,                             Director                     (since July 1991) and the
Jersey City, NJ                                                     Institutional Funds (since
                                                                    July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds and the TCW/DW
                                                                    Term Trust 2003 (until
                                                                    September 2002).

James F. Higgins (55)                  Director     Since June      Director or Trustee of the           216
c/o Morgan Stanley Trust                            2000            Retail Funds and TCW/DW Term
Harborside Financial Center,                                        Trust 2003 (since June 2000)
Plaza Two,                                                          and the Institutional Funds
Jersey City, NJ                                                     (since July 2003); Senior
                                                                    Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).

Philip J. Purcell (60)                 Director     Since April     Director or Trustee of the           216
1585 Broadway                                       1994            Retail Funds and TCW/DW Term
New York, NY                                                        Trust 2003 (since April 1994)
                                                                    and the Institutional Funds
                                                                    (since July 2003); Chairman of
                                                                    the Board of Directors and
                                                                    Chief Executive Officer of
                                                                    Morgan Stanley and Morgan
                                                                    Stanley DW Inc.; Director of
                                                                    the Distributor; Chairman of
                                                                    the Board of Directors and
                                                                    Chief Executive Officer of
                                                                    Novus Credit Services Inc.;
                                                                    Director and/or officer of
                                                                    various Morgan Stanley
                                                                    subsidiaries.


      Name, Age and Address of          Other Directorships Held by
        Interested Directors                      Director
-------------------------------------  ------------------------------
Charles A. Fiumefreddo (70)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (55)                  Director of AXA Financial,
c/o Morgan Stanley Trust               Inc. and The Equitable Life
Harborside Financial Center,           Assurance Society of the
Plaza Two,                             United States (financial
Jersey City, NJ                        services).

Philip J. Purcell (60)                 Director of American Airlines,
1585 Broadway                          Inc. and its parent company,
New York, NY                           AMR Corporation.

---------------------

 * This is the earliest date the Director began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (50)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman, Chief Executive Officer and
                                                                Director of the Distributor; Chairman and Director of the
                                                                Transfer Agent; Director of various Morgan Stanley
                                                                subsidiaries; President Morgan Stanley Investments LP (since
                                                                February 2003); President of the Institutional Funds (since
                                                                July 2003) and President of the Retail Funds and TCW/DW Term
                                                                Trust 2003 (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)         Executive Vice   Since April     Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas    President and    2003            Morgan Stanley Investment Management Inc.; Managing Director
New York, NY                   Principal                        of Morgan Stanley & Co. Incorporated; Managing Director of
                               Executive                        Morgan Stanley; Managing Director, Chief Administrative
                               Officer                          Officer and Director of the Investment Manager and Morgan
                                                                Stanley Services; Chief Executive Officer and Director of
                                                                the Transfer Agent; Executive Vice President and Principal
                                                                Executive Officer of the Institutional Funds (since July
                                                                2003); and the TCW/DW Term Trust 2003 (since April 2003);
                                                                previously President of the Institutional Funds (March
                                                                2001-July 2003) and Director of the Institutional Funds
                                                                (March 2001-July 2003).

Barry Fink (48)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    and General      1997            (since December 2000) of Morgan Stanley Investment
New York, NY                   Counsel                          Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Assistant Secretary of Morgan Stanley DW; Chief Legal
                                                                Officer of Morgan Stanley Investments LP (since July 2002);
                                                                Vice President of the Institutional Funds (since July 2003);
                                                                Vice President and Secretary of the Distributor; previously
                                                                Secretary of the Retail Funds (February 1997-July 2003);
                                                                previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February
                                                                1997-December 2001).

Joseph J. McAlinden (60)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                    Inc. and Morgan Stanley Investments LP; Director of the
                                                                Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                Funds; Vice President of the Institutional Funds (since July
                                                                2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)         Vice President   Since July      Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas                     2003            Stanley Investment Management Inc. and Vice President of the
New York, NY                                                    Institutional Funds (since December 1997) and the Retail
                                                                Funds (since July 2003); formerly practiced law with the New
                                                                York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis Smith (38)             Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       previously Vice President of the Investment Manager and
Jersey City, NJ                                 Officer since   Morgan Stanley Services (August 2000-November 2001) and
                                                September 2002  Senior Manager at PricewaterhouseCoopers LLP (January
                                                                1998-August 2000).

Thomas F. Caloia (57)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (36)            Secretary        Since July      Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc.; Secretary of the
New York, NY                                                    Institutional Funds (since June 1999) and the Retail Funds
                                                                (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                      (This Page Intentionally Left Blank)

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY TRIANGLE LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Income Securities

Annual Report
September 30, 2003

[MORGAN STANLEY LOGO]

38531RPT-00-12848K03-0S-11/03

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

        (1) The Fund Code of Ethics is attached hereto as Exhibit A.

        (2) Not applicable.

        (3) Not applicable.



Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has  determined  that it has two "audit  committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.



Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports  covering  periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.




                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2003

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003